Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.      ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)    Corporate History

History of Polibeli Group Ltd

Polibeli Group Ltd (the “Company” or “Polibeli”) was incorporated under the laws of the Cayman Islands on March 12, 2024 as an exempted company with limited liability. Polibeli with its subsidiaries (collectively referred to as the “Polibeli Group”) are principally engaged in global goods trading and others to facilitate circulation of goods with aim to make global trading easier.

History of Chenghe Acquisition II Co.

Chenghe Acquisition II Co. (“CHEB” or “Chenghe”) is blank check company incorporated as a Cayman Islands exempted company on January 15, 2024. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. The registration statement for Chenghe’s Initial Public Offering (“Initial Public Offering”) was declared effective on June 10, 2024.

(b)    Reverse Recapitalization

On August 7, 2025 (the “Closing Date”), the Company consummated the business combination described further below. A Business Combination Agreement (“BCA”) dated as of September 16, 2024, was entered into by and among (i) the Company; (ii) Chenghe Acquisition II Co., a special purpose acquisition company (“SPAC”); and (iii) Polibeli Merger One Limited (“Merger Sub”), a Cayman Islands exempted company with limited liability and a direct wholly owned subsidiary of the Company.

The Business Combination was effected on August 7, 2025, through the merger of the Merger Sub with and into Chenghe, with Merger Sub ceasing to exist and Chenghe being the surviving company and a direct, wholly owned subsidiary of the Company. The Company and its subsidiaries together with Chenghe formed the Group (the “Group”) thereafter referred to in these consolidated financial statements. (such transactions, collectively, the “Merger Transaction” or “Business Combination”). The Company’s Class A ordinary shares (“Company Class A ordinary shares”) commenced trading on the Nasdaq Global Market (“Nasdaq”) under the symbol “PLBL” on August 8, 2025.

Upon and immediately after the closing of the Merger Transaction,

(1)    The authorized share capital of the Company of US$50,000 divided into 500,000,000 ordinary shares of par value US$0.0001 each was re-designated as 5,000,000,000 shares of Company Ordinary Shares of a par value of US$0.00001 each, comprising 3,000,000,000 Class A Ordinary Shares, 1,000,000,000 Class B Ordinary Shares and 1,000,000,000 shares of such class or classes (however designated) as the board of directors may determine in accordance with the A&R Company Listing Articles. All 500,000,000 ordinary shares of the Company held by the existing shareholders of the Company before the Merger Transaction were recapitalized into 312,720,720 Company Class A ordinary shares and 47,279,280 Company Class B ordinary shares, using recapitalization factor of 0.7200 (“Recapitalization Factor”).

(2)    6,387,470 Class A Ordinary Shares of the Company were issued to the then shareholders of Chenghe, including (i) public shareholders who held 3,202,470 Class A ordinary shares of Chenghe after the redemption; (ii) Chenghe Investment II Limited (the “Sponsor”) and the underwriters who held 310,000 Class A ordinary shares of Chenghe before Merger transaction; and (iii) the Sponsor who held 2,875,000 Class B ordinary shares of Chenghe.

(3)    The Company assumes all of the rights, title and interests in and to the existing warrant agreement and the all of the obligations and liabilities of the warrants previously issued by Chenghe, including 4,312,495 warrants issued to the then public shareholders of Chenghe (collectively “Public Warrants”), and 154,999 warrants issued to the Sponsors (collectively “Private Placement Warrants”) through a private placement (“Private Placement”) simultaneously with the closing of the initial public offering of Chenghe. Each Public Warrant and Private Warrant can be exercised at an exercise price of US$11.50 in exchange for one Company Ordinary Share.

The Merger Transaction was accounted for as a reverse recapitalization (“Recapitalization”) in accordance with US GAAP. Pursuant to the Mergers above stated, Polibeli Group was deemed the accounting acquirer, based on the following factors:

•        Former shareholders of Polibeli Group hold a majority ownership interest in the Company;

•        Former shareholders of Polibeli Group have the right to nominate, appoint and remove the majority of the members on the board of directors of the Company;

•        Polibeli Group’s existing senior management team comprises senior management of the Company;

•        Polibeli Group is the larger entity in terms of substantive operations and employee base; and

•        Polibeli Group’s operations comprise the ongoing operations of the Company.

Accordingly, for accounting purposes, the financial statements of the listed entity represent a continuation of the financial statements of Polibeli Group. Chenghe was not only the legal acquiree in the Merger Transaction, but also was treated as the accounting acquiree. As Chenghe does not meet the definition of a “business” for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Polibeli Group issuing shares for the net assets of Chenghe, accompanied by a recapitalization. The net assets of Chenghe were stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated financial statements reflect: (i) the historical operating results of Polibeli Group prior to the Recapitalization; (ii) the combined operating results of Polibeli Group and Chenghe following the consummation of the Recapitalization; (iii) the assets and liabilities of the Polibeli Group and Chenghe at their historical cost; and (iv) all applicable share and per share amounts of the Company retrospectively adjusted to reflect the effects of the Recapitalization.

After giving the aforementioned effect, the number of ordinary shares issued and outstanding immediately following the consummation of the Business Combination was as follows:

Number of Ordinary Shares
Class A ordinary shares issued to the existing shareholders of Polibeli Group	312,720,720
Class B ordinary shares issued to the existing shareholders of Polibeli Group	47,279,280
Class A ordinary shares issued to public shareholders of Chenghe	3,202,470
Class A ordinary shares issued to the Sponsor and underwriters of Chenghe	2,875,000
Class A ordinary shares issued to the Sponsor of Chenghe through the Private Placement	310,000
Total issued and outstanding ordinary shares after Business Combination	366,387,470

The par value of ordinary shares of the Company changed from $0.0001 prior to the Recapitalization to $0.00001 after the Recapitalization, respectively. The par value of ordinary shares, subscription receivables and share data were adjusted retrospectively for all the historical periods presented.

The weighted average number of ordinary shares outstanding used in computing loss per ordinary share — basic and diluted was also adjusted retrospectively from 500,000,000 and 500,000,000, to 360,000,000 and 360,000,000 for the years ended December 31, 2023 and 2024, respectively. Net loss per share is also retrospectively restated using the historical weighted average number of ordinary shares outstanding multiplied by the Recapitalization Factor. The loss per ordinary share before and after the retrospective adjustments of comparative historical period are as follows:

	For the years ended December 31,
	2023		2024
Loss per ordinary share	Before Adjustment	After Adjustment	Before Adjustment	After Adjustment
– Basic and diluted	$(0.01)	$(0.02)	$(0.02)	$(0.03)

(c)     Reorganization of Polibeli Group

Polibeli was incorporated by Xingyun International Company Limited (“Xingyun International”) on March 12, 2024 in the Cayman Islands as its wholly-owned subsidiary. The operating subsidiaries as listed below (the “Operating Subsidiaries”) were established from 2016 to 2024, with business footprint covering Asia and Europe. Before the establishment of the Company, the Operating Subsidiaries were all ultimately controlled by the Company’s parent company, Xingyun International. Before merging with Chenghe, Polibeli Group undertook the following steps to effect a restructuring which is accounted for as a reorganization of entities under common control (the “Reorganization”) to make the Company as the parent company of all the Operating Subsidiaries through a series of equity transfer of the Operating subsidiaries from Xingyun International to Polibeli, with details as follow:

•        From September to December in 2023, 100% equity interests of Cloud France, Cloud Korea, Cloud Italy and Cloud America were transferred from Yun Yuan (HK) Trading Co., Ltd (“Yun Yuan HK”), which is ultimately controlled by Xingyun International, to Cloud Singapore in exchange for cash. The considerations transferred equals the paid-in capital value at formation of these entities, representing EUR50,000 for Cloud France, KRW38,000,000 for Cloud Korea, and EUR50,000 for Cloud Italy. Cloud America was transferred at a nominal consideration of US$1 as the registered capital investment has not been paid by Yun Yuan HK. The legal and commercial ownership of the subsidiaries have been transferred to Cloud Singapore in 2023, and the respective considerations have been settled in cash in 2024.

•        In February 2024, 100% equity interests of Singapore International was transferred from Hong Kong Xinyun Trading Limited (“Xinyun Trading”), which is ultimately controlled by Xingyun International, to Cloud Singapore in exchange for US$1, as the paid-in capital value at formation of these entities has not been paid by Xinyun Trading. The legal and commercial ownership have been transferred to Cloud Singapore.

•        In March 2024, 99% equity interests of PT Ezmart and PT Cloud and its subsidiaries (including PT Innovative and PT XY Jaya) were transferred from Yun Yuan HK to Cloud Singapore at a total consideration amounted to IDR52,740 million which was settled in cash in April 2024.

•        In March 2024 and April 2024, 100% equity interests of Cloud Japan and Japan Biltech were transferred from Hong Kong Xinyun Logistics Trading Ltd (“Xinyun Logistics”) and Yun Yuan HK to Cloud Singapore, respectively. The equity considerations of Cloud Japan and Japan Biltech are the paid-in capital injected at formation of these entities, amounted to JPY305 million and JPY5 million, respectively. All the considerations has been settled in cash in April 2024.

•        In March 2024, Polibeli was incorporated as a wholly-owned subsidiary of Xingyun International. As of the incorporation date, the total authorized share capital is US$50,000.

•        After a series of equity transfer aforementioned, Cloud Singapore held 100% equity interest of the other Operating Subsidiaries (except for 99% equity interest of PT Cloud, PT Innovative, PT Ezmart; and 67% equity interest of PT XY Jaya). On May 27, 2024, the equity interest of Cloud Singapore was transferred from Xinyun Trading to Polibeli at a consideration of US$10,000.

The main purpose of the Reorganization was to establish a Cayman holding company for the existing business in preparation for the overseas listing. Immediately before and after the Reorganization completed on May 27, 2024 as described above, Polibeli together with the Operating Subsidiaries were under the same ultimate control of Xingyun International. Polibeli Group has accounted for the Reorganization as transaction between entities under common control.

(d)    Equity repurchase from non-controlling interests

In August, 2024, 32% equity interest of PT XY Jaya were transferred from non-controlling interests to PT Cloud at a nominal consideration, as paid-in capital value at formation of the entity has not been paid by the non-controlling interests; and 1% equity interest of PT Cloud, PT Innovative, PT Ezmart and PT XY Jaya were transferred from non-controlling interests to Singapore International also at a nominal consideration. Upon consummation of the legal and commercial ownership transfer, Polibeli would hold 100% equity interest of all the Operating Subsidiaries.

As of December 31, 2025, all the subsidiaries of the Group are as follows:

Name	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activities
Tian Xing Cloud (Singapore) Supply Chain Pte. Ltd (“Cloud Singapore”)	May 17, 2021	Singapore	100%	Trading
Tianxingyun International Trade Pte. Ltd (“Singapore International”)	February 27, 2020	Singapore	100%	Trading
Tian Xing Cloud (America) Supply Chain Ltd (“Cloud America”)	April 22, 2021	The United States	100%	Trading
Tian Xing Cloud (France) Supply Chain (“Cloud France”)	August 30, 2021	France	100%	Trading
Tian Xing Cloud Supply Chain Korea Ltd (“Cloud Korea”)	September 7, 2021	Korea	100%	Trading
Tianxing Cloud (Italy) Supply Chain Srl (“Cloud Italy”)	September 20, 2021	Italy	100%	Trading
Kouun Syoji Co., Ltd (“Cloud Japan”)	May 13, 2016	Japan	100%	Trading
Biltech Ltd (“Japan Biltech”)	November 16, 2021	Japan	100%	Trading
PT Tian Xing Cloud Supply Chain Indonesia (“PT Cloud”)	May 17, 2021	Indonesia	100%	Trading
PT Innovative Cloud Indonesia (“PT Innovative”)	April 5, 2023	Indonesia	100%	Trading
PT Ezmart Electronic Commerce Indonesia (“PT Ezmart”)	June 29, 2022	Indonesia	100%	Trading
PT Xingyunindo Jaya Niaga (“PT XY JAYA”)	November 29, 2022	Indonesia	100%	Trading
Polibeli Trading (Hong Kong) Limited (“Polibeli HK”)	June 20, 2024	Hong Kong	100%	Trading
Name	Date of Incorporation	Place of Incorporation	Percentage of Ownership	Principal Activities
Jiaxing Yunpu Yuexing Technology Co., Ltd (“Jiaxing Yunpu”)	November 7, 2025	China	100%	Trading
Shenzhen Baoli Beili Technology Co., Ltd (“Shenzhen Baoli”)	November 27, 2025	China	100%	Trading
Hangzhou Baoli Beili Technology Co., Ltd (“Hangzhou Baoli”)	November 25, 2025	China	100%	Trading
Chenghe Acquisition II Co. (“CHEB” or “Chenghe”)	January 15, 2024	Cayman Islands	100%	Holding Company